FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Financial instruments
Cash and Due from Banks	SFr 368	SFr 367	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448	88,511	85,556
Loans	13,231	14,273	12,662
Other assets	9,321	11,955	10,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,379)	(24,271)	(10,715)
Short-term borrowings	(12,079)	(10,084)	(11,333)
Long-term debt	(68,798)	(60,360)	(70,331)
Other liabilities	(7,384)	SFr (7,547)	(7,891)
Aggregate fair value
Loans
Non-interest-earning loans	904		543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Loans	13,231		12,662
Other assets	8,398		9,710
Due to banks and customer deposits	(627)		(582)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,379)		(10,715)
Short-term borrowings	(12,079)		(11,333)
Long-term debt	(68,798)		(70,331)
Other liabilities	(659)		(709)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,759		3,235
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,323		85,463
Loans	14,326		13,104
Other assets	10,999		12,006
Due to banks and customer deposits	(542)		(508)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,380)		(10,719)
Short-term borrowings	(12,523)		(11,187)
Long-term debt	(74,822)		(72,126)
Other liabilities	(1,667)		(1,681)
Difference
Loans
Non-interest-earning loans, Difference	(2,855)		(2,692)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	125		93
Loans	(1,095)		(442)
Other assets	(2,601)		(2,296)
Due to banks and customer deposits	(85)		(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1		4
Short-term borrowings	444		(146)
Long-term debt	6,024		1,795
Other liabilities	1,008		972
Bank
Financial instruments
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Loans	13,231		12,661
Other assets	9,321		10,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,473)		(10,823)
Short-term borrowings	(12,079)		(11,333)
Long-term debt	(67,959)		(69,406)
Other liabilities	(7,365)		(7,869)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	904		543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Loans	13,231		12,661
Other assets	8,398		9,710
Due to banks and customer deposits	(627)		(582)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,473)		(10,823)
Short-term borrowings	(12,079)		(11,333)
Long-term debt	(67,959)		(69,406)
Other liabilities	(659)		(709)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,759		3,235
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,323		85,463
Loans	14,326		13,103
Other assets	10,999		12,006
Due to banks and customer deposits	(542)		(508)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,474)		(10,827)
Short-term borrowings	(12,523)		(11,187)
Long-term debt	(73,956)		(71,177)
Other liabilities	(1,667)		(1,681)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,855)		(2,692)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	125		93
Loans	(1,095)		(442)
Other assets	(2,601)		(2,296)
Due to banks and customer deposits	(85)		(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1		4
Short-term borrowings	444		(146)
Long-term debt	5,997		1,771
Other liabilities	SFr 1,008		SFr 972